FAIR VALUE (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Loan servicing rights	1,227,000	1,208,727	1,343,887
Non-recurring
Fair Value Measurements
Impaired loans, at fair value	224,000	4,200,000	1,900,000
Other real estate owned	1,700,000	1,700,000	1,400,000
Loan servicing rights	282,000	516,000	201,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Loan servicing rights	282,000	516,000	201,000
Non-recurring | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Loan servicing rights	282,000	516,000	201,000
Non-recurring | Minimum | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	8.00%	8.00%	7.00%
Non-recurring | Maximum | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	21.00%	35.00%	23.00%
Non-recurring | Weighted average | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	12.00%	11.00%	(10.00%)
Non-recurring | 1-4 family residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value			1,420,000
Non-recurring | 1-4 family residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		169,000	1,420,000
Non-recurring | 1-4 family residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	0.00%
Non-recurring | 1-4 family residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	99.00%
Non-recurring | 1-4 family residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	14.00%
Non-recurring | Multi-family residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		169,000	199,000
Non-recurring | Multi-family residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		169,000	199,000
Non-recurring | Multi-family residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	12.00%
Non-recurring | Multi-family residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	32.00%
Non-recurring | Multi-family residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		10.00%	22.00%
Non-recurring | Non-farm & non-residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	224,000	366,000	36,000
Non-recurring | Non-farm & non-residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		366,000	36,000
Non-recurring | Non-farm & non-residential | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	224,000
Non-recurring | Non-farm & non-residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		0.00%	0.00%
Non-recurring | Non-farm & non-residential | Minimum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	0.00%
Non-recurring | Non-farm & non-residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		0.00%	61.00%
Non-recurring | Non-farm & non-residential | Maximum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	0.00%
Non-recurring | Non-farm & non-residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		0.00%	31.00%
Non-recurring | Non-farm & non-residential | Weighted average | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	0.00%
Non-recurring | Agricultural | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		3,729,000	275,000
Non-recurring | Agricultural | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		3,729,000	275,000
Non-recurring | Agricultural | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		5.00%	5.00%
Non-recurring | Agricultural | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		53.00%	44.00%
Non-recurring | Agricultural | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		43.00%	20.00%
Non-recurring | Residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Other real estate owned	1,670,000	1,670,000	1,361,000
Non-recurring | Residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Other real estate owned	1,670,000	1,670,000	1,361,000
Non-recurring | Residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	8.00%	0.00%	0.00%
Non-recurring | Residential | Minimum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	8.00%	8.00%	8.00%
Non-recurring | Residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	10.00%	48.00%	33.00%
Non-recurring | Residential | Maximum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	10.00%	10.00%	8.00%
Non-recurring | Residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	9.00%	11.00%	4.00%
Non-recurring | Residential | Weighted average | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	9.00%	9.00%	(8.00%)